Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO[1,2,3]($000) (b)		Compensation Actually Paid to PEO[1,2,3] ($000) (c)		Average Summary Compensation Table Total for Non-PEO NEOs[1] ($000) (d)	Average Compensation Actually Paid to Non-PEO NEOs[1,4,5] ($000) (e)	Value of Initial Fixed $100 Investment based on:[6]		Net Income (GAAP) ($ Millions) (h)	Adjusted Revenue ($ Millions)[7] (i)
							TSR ($) (f)	Peer Group TSR ($) (g)

	PEO[2]	PEO[3]	PEO[2]	PEO[3]

2026	6,589.2		5,782.3		1,906.3	1,745.9	85.2	145.6	221.6	1,655
2025	5,548.3		5,723.3		2,150.5	1,478.6	87.5	123.3	84.2	1,660
2024	3,357.7	4,495.6	3,768.4	1,482.8	2,551.0	2,882.3	73.0	104.4	-200.3	1,606
2023	4,376.6		1,792.2		1,597.7	858.2	71.9	84.1	17.2	2,080
2022	4,948.2		3,889.3		2,726.6	2,279.7	91.6	88.9	148.3	2,069

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote	Matthew S. Kissner and Brian A. Napack were our PEOs
during fiscal year 2024.  Mr. Napack was our PEO for fiscal years 2023 and 2022. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2026	2025	2024	2023	2022

Craig M. Albright	Christopher F. Caridi	Christina Van Tassell	Christina Van Tassell	John A. Kritzmacher
Christopher F. Caridi	Christina Van Tassell	James J. Flynn II	Aref Matin	Christina Van Tassell
James J. Flynn II	James J. Flynn II	Aref Matin	Todd R. Zipper	Aref Matin
Danielle McMahan	Aref Matin	Danielle McMahan	James J. Flynn II	Todd R. Zipper
Andrew S. Weber	Danielle McMahan			Matthew H. Leavy
Deirdre P. Silver
2.Information reflected for fiscal year 2024 is for PEO Matthew S. Kissner, who was appointed as interim CEO during fiscal year
2024.
3.Information reflected  for fiscal year 2024 is for PEO Brian A. Napack, who departed as CEO during fiscal year 2024.

Peer Group Issuers, Footnote	TSR provides an indicator of the cumulative total return to shareholders of the Company’s Class A Common Stock as compared with the cumulative total return on the Dow Jones Publishing Index used in the 10-K performance graph pursuant to Item 201(e)
of Regulation S-K, for the period from April 30, 2021 to April 30, 2026.  Cumulative total return assumes $100 invested on April
30, 2021, and reinvestment of dividends throughout the period.

PEO Total Compensation Amount	$ 6,589,200	$ 5,548,300		$ 4,376,600	$ 4,948,200
PEO Actually Paid Compensation Amount	$ 5,782,300	5,723,300		1,792,200	3,889,300
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the average of the non-
PEO NEOs as set forth in the table directly below. Equity values are calculated in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 1,906,300	2,150,500	$ 2,551,000	1,597,700	2,726,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,745,900	1,478,600	2,882,300	858,200	2,279,700
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the average of the non-
PEO NEOs as set forth in the table directly below. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR
The graph below illustrates the relationship between our TSR and the Dow Jones Publishing Index TSR, as well as the relationship between CAP and our TSR for the PEO and the average of the non-PEO NEOs for the applicable reporting year.

Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income The graph below illustrates the relationship between CAP and Net Income for the PEO and the average of the non-PEO NEOs for the applicable reporting year.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Adjusted Revenue
The graph below illustrates the relationship between CAP and Adjusted Revenue for the PEO and the average of the non-PEO NEOs  for the applicable reporting year.

Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR
The graph below illustrates the relationship between our TSR and the Dow Jones Publishing Index TSR, as well as the relationship between CAP and our TSR for the PEO and the average of the non-PEO NEOs for the applicable reporting year.

Tabular List, Table	Adjusted Revenue •Adjusted Operating Income •Adjusted EBITDA •Adjusted EBITDA Margin % •Free Cash Flow
Total Shareholder Return Amount	$ 85.2	87.5	73.0	71.9	91.6
Peer Group Total Shareholder Return Amount	145.6	123.3	104.4	84.1	88.9
Net Income (Loss)	$ 221,600,000	$ 84,200,000	$ (200,300,000)	$ 17,200,000	$ 148,300,000
Company Selected Measure Amount	1,655,000,000	1,660,000,000	1,606,000,000	2,080,000,000	2,069,000,000
PEO Name	Matthew S. Kissner
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and other non-PEO NEOs.  These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 5 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	Our Company-selected measure is Adjusted Revenue, included as a financial measure in both our annual incentive plan and our long-term incentive plan.  Revenue is adjusted to exclude the effects of foreign exchange and contributions from acquisitions made during the year (if any) in accordance with the adjustment mechanics approved at the beginning of the performance period.  For fiscal years 2024 and 2025, Adjusted Revenue excludes businesses held for sale or sold during the fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin %
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Matthew S. Kissner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,357,700
PEO Actually Paid Compensation Amount			3,768,400
Brian A. Napack [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,495,600
PEO Actually Paid Compensation Amount			1,482,800
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,237,900)	$ (3,171,300)		$ (2,688,500)	$ (2,271,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,430,800	2,670,000		1,340,600	1,608,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,800)	333,100		(1,168,800)	(656,500)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,700	296,700		296,900	316,500
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,700)	46,600		(364,600)	(55,800)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
PEO | Matthew S. Kissner [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,821,800)
PEO | Matthew S. Kissner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,104,000
PEO | Matthew S. Kissner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Matthew S. Kissner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			188,100
PEO | Matthew S. Kissner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,600)
PEO | Matthew S. Kissner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian A. Napack [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,113,200)
PEO | Brian A. Napack [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,345,700
PEO | Brian A. Napack [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,200)
PEO | Brian A. Napack [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian A. Napack [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(253,500)
PEO | Brian A. Napack [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,981,700)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,800)	(1,172,400)	(1,392,300)	(755,900)	(1,138,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	752,000.0	623,500	1,671,500	376,900	745,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,000.0)	158,500	(1,300)	(347,200)	(135,200)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,100	55,500	109,800	83,500	182,100
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,700)	55,100	(56,300)	(96,900)	9,900
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (392,100)	$ 0	$ 0	$ (111,100)